Fidelity

Money Market Trust:
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2001

(2_fidelity_logos)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Investments February 28, 2001

(Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 68.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 44.8%
Agency Coupons - 17.0%
3/1/01	5.48% (a)	$ 100,000,000	$ 99,976,332
3/1/01	5.49 (a)	100,000,000	99,977,739
3/1/01	5.53 (a)	70,000,000	69,990,411
3/1/01	6.54 (a)	147,000,000	146,956,729
3/1/01	6.55	30,000,000	30,000,000
3/15/01	6.53	30,000,000	29,988,931
3/20/01	6.49	42,000,000	41,999,324
11/14/01	6.55	46,300,000	46,296,727
11/16/01	6.54	51,210,000	51,199,567
11/21/01	6.39	47,000,000	46,986,112
12/6/01	6.20	65,000,000	64,977,661
1/18/02	5.34	37,200,000	37,196,699
1/18/02	5.35	50,000,000	49,991,126
			815,537,358
Discount Notes - 27.8%
3/19/01	6.54	120,000,000	119,619,000
3/28/01	6.50	125,000,000	124,403,750
3/29/01	6.53	145,375,000	144,658,140
4/2/01	5.51	60,000,000	59,708,800
5/9/01	5.21	100,000,000	99,012,917
5/10/01	5.15	100,000,000	99,008,333
5/10/01	6.53	75,000,000	74,078,333
5/10/01	7.20	64,000,000	63,163,733
5/24/01	6.50	150,000,000	147,798,500
5/31/01	5.98	76,668,000	75,536,210
8/16/01	5.03	100,000,000	97,708,667
10/5/01	6.46	33,307,000	32,074,659
11/16/01	6.42	25,789,000	24,664,027
12/27/01	5.02	100,000,000	95,986,667
12/28/01	5.25	35,000,000	33,531,944
1/11/02	5.31	50,000,000	47,788,000
			1,338,741,680
			2,154,279,038
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - 8.2%
Agency Coupons - 4.6%
4/12/01	5.43% (a)	$ 86,000,000	$ 85,963,818
4/19/01	5.52 (a)	136,000,000	135,941,002
			221,904,820
Discount Notes - 3.6%
5/23/01	6.49	49,446,000	48,728,937
7/5/01	5.73	75,046,000	73,582,978
8/17/01	5.16	50,000,000	48,819,347
			171,131,262
			393,036,082
Freddie Mac - 14.8%
Agency Coupons - 1.0%
3/1/01	5.47 (a)	45,000,000	44,972,320
Discount Notes - 13.8%
3/1/01	6.59	50,000,000	50,000,000
3/1/01	6.60	237,718,000	237,718,001
3/22/01	6.31	150,000,000	149,457,063
5/17/01	5.24	75,000,000	74,169,844
5/24/01	7.22	48,000,000	47,246,240
11/8/01	6.48	9,095,000	8,707,280
11/8/01	6.50	25,000,000	23,932,500
12/6/01	6.28	52,000,000	49,613,778
1/31/02	5.01	25,000,000	23,887,000
			664,731,706
			709,704,026
Project America Ship I, Inc. - 0.5%
Agency Coupons - 0.5%
7/31/01	5.49 (a)	25,000,000	25,000,000
TOTAL FEDERAL AGENCIES			3,282,019,146
U.S. Treasury Obligations - 0.5%

U.S. Treasury Notes - Principal Strips - 0.5%
9/30/01	6.53	25,000,000	24,086,922
Repurchase Agreements - 29.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated:
12/21/00 due 3/21/01 At 6.32%	$ 152,370,000	$ 150,000,000
1/3/01 due 3/30/01 At 6.29%	86,277,219	85,000,000
1/4/01 due 4/4/01 At 5.8%	129,856,000	128,000,000
1/29/01 due 3/30/01 At 5.5%	50,458,333	50,000,000
1/30/01 due 4/2/01 At 5.5%	75,710,417	75,000,000
2/16/01 due 3/30/01 At 5.44%	50,317,333	50,000,000
2/28/01 due 3/1/01 At 5.5%	879,339,297	879,205,000
TOTAL REPURCHASE AGREEMENTS		1,417,205,000
TOTAL INVESTMENT PORTFOLIO - 98.3%	4,723,311,068
NET OTHER ASSETS - 1.7%	81,235,846
NET ASSETS - 100%	$ 4,804,546,914
Total Cost for Income Tax Purposes $ 4,723,311,068
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

At August 31, 2000, the fund had a capital loss carryforward of approximately $234,000 of which $116,000, $105,000, $2,000 and $11,000 will expire on August 31, 2002, 2003, 2004 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,417,205,000) - See accompanying schedule		$ 4,723,311,068
Cash		125
Receivable for fund shares sold		74,135,721
Interest receivable		18,926,109
Other receivables		119,814
Total assets		4,816,492,837
Liabilities
Payable for fund shares redeemed	$ 10,432,361
Accrued management fee	1,502,963
Other payables and accrued expenses	10,599
Total liabilities		11,945,923
Net Assets		$ 4,804,546,914
Net Assets consist of:
Paid in capital		$ 4,804,597,808
Accumulated net realized gain (loss) on investments		(50,894)
Net Assets, for 4,804,500,008 shares outstanding		$ 4,804,546,914
Net Asset Value, offering price and redemption price per share ($4,804,546,914 ÷ 4,804,500,008 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2001 (Unaudited)
Investment Income Interest		$ 147,333,293
Expenses
Management fee	$ 9,537,051
Non-interested trustees' compensation	8,760
Total expenses before reductions	9,545,811
Expense reductions	(822,646)	8,723,165
Net investment income		138,610,128
Net Realized Gain (Loss) on Investments		182,615
Net increase in net assets resulting from operations		$ 138,792,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2001 (Unaudited)	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 138,610,128	$ 244,286,625
Net realized gain (loss)	182,615	22,668
Net increase (decrease) in net assets resulting from operations	138,792,743	244,309,293
Distributions to shareholders from net investment income	(138,610,128)	(244,286,625)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,623,995,200	7,826,728,860
Reinvestment of distributions from net investment income	138,583,586	243,788,786
Cost of shares redeemed	(2,529,229,355)	(7,698,449,981)
Net increase (decrease) in net assets and shares resulting from share transactions	233,349,431	372,067,665
Total increase (decrease) in net assets	233,532,046	372,090,333
Net Assets
Beginning of period	4,571,014,868	4,198,924,535
End of period	$ 4,804,546,914	$ 4,571,014,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2001	Years ended August 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.030	.056	.048	.053	.052	.052
Less Distributions
From net investment income	(.030)	(.056)	(.048)	(.053)	(.052)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.06%	5.74%	4.86%	5.41%	5.31%	5.36%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 4,805	$ 4,571	$ 4,199	$ 3,402	$ 2,900	$ 2,523
Ratio of expenses to average net assets	.42% A	.42%	.42%	.42%	.42%	.37% D
Ratio of expenses to average net assets after expense reductions	.38% A, E	.39% E	.39% E	.39% E	.39% E	.34% E
Ratio of net investment income to average net assets	6.10% A	5.60%	4.75%	5.28%	5.16%	5.27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2001 (Unaudited)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated December 21, 2000, due March 21, 2001	6.32%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$300,000,000
Aggregate maturity amount of agreements	$304,740,000
Aggregate market value of transferred assets	$312,743,093
Coupon rates of transferred assets	5.50% to 14.50%
Maturity dates of transferred assets	07/15/02 to 01/15/31
Dated January 3, 2001, due March 30, 2001	6.29%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$253,756,528
Aggregate market value of transferred assets	$260,021,082
Coupon rates of transferred assets	6.00% to 12.50%
Maturity dates of transferred assets	10/15/02 to 01/20/31
Dated January 4, 2001, due April 4, 2001	5.80%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$400,000,000
Aggregate maturity amount of agreements	$405,800,000
Aggregate market value of transferred assets	$415,654,310
Coupon rates of transferred assets	6.00% to 11.00%
Maturity dates of transferred assets	04/15/06 to 12/15/30

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated January 29, 2001, due March 30, 2001	5.50%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$504,583,333
Aggregate market value of transferred assets	$512,339,669
Coupon rates of transferred assets	0.00%
Maturity dates of transferred assets	03/29/01 to 08/23/01
Dated January 30, 2001, due April 2, 2001	5.50%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$150,000,000
Aggregate maturity amount of agreements	$151,420,833
Aggregate market value of transferred assets	$153,714,732
Coupon rates of transferred assets	7.00% to 9.00%
Maturity dates of transferred assets	12/01/09 to 02/01/31
Dated February 16, 2001, due March 30, 2001	5.44%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,586,667
Aggregate market value of transferred assets	$262,268,521
Coupon rates of transferred assets	5.38% to 5.75%
Maturity dates of transferred assets	8/15/10 to 02/15/31
Dated February 28, 2001, due March 1, 2001	5.50%
Number of dealers or banks	8
Maximum amount with one dealer or bank	22.1%
Aggregate principal amount of agreements	$5,418,668,000
Aggregate maturity amount of agreements	$5,419,495,693
Aggregate market value of transferred assets	$5,589,100,704
Coupon rates of transferred assets	0.00% to 10.50%
Maturity dates of transferred assets	03/01/01 to 11/01/37

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $822,646 under these arrangements.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith,
Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RGM-SANN-0401 129538
1.700932.103

Fidelity

Money Market Trust:
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2001

(2_fidelity_logos)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Investments February 28, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 33.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Chicago Branch, Yankee Dollar, Foreign Banks - 0.2%
Bank of Montreal
3/5/01	6.38%	$ 30,000,000	$ 30,000,000
Domestic Certificates Of Deposit - 0.8%
Wachovia Bank NA
3/1/01	6.27	100,000,000	100,000,000
London Branch, Eurodollar, Foreign Banks - 20.6%
Abbey National Treasury Services PLC
3/1/01	6.62	65,000,000	65,000,000
3/1/01	6.64	55,000,000	55,000,000
5/17/01	7.36	100,000,000	100,000,000
8/20/01	5.21	20,000,000	20,000,000
8/20/01	5.22	100,000,000	100,000,000
Alliance & Leicester PLC
5/14/01	5.32	40,000,000	40,000,000
Bank of Nova Scotia
3/5/01	5.50	95,000,000	95,000,000
3/9/01	5.52	50,000,000	50,000,000
Bank of Scotland Treasury Services PLC
3/1/01	6.63	40,000,000	40,000,000
3/30/01	5.55	45,000,000	45,000,359
5/23/01	5.28	20,000,000	20,000,228
Banque Bruxelles Lambert SA (BBL)
3/5/01	6.70	100,000,000	100,000,134
Barclays Bank PLC
3/8/01	5.52	100,000,000	100,000,000
3/12/01	5.52	100,000,000	100,000,000
5/7/01	5.30	40,000,000	40,000,000
5/9/01	5.33	100,000,000	100,000,000
8/16/01	5.18	100,000,000	100,000,000
Bayerische Hypo-und Vereinsbank AG
3/1/01	6.64	55,000,000	55,000,000
3/19/01	6.45	30,000,000	30,000,000
5/24/01	5.44	23,000,000	23,000,000
6/25/01	5.38	23,000,000	23,000,000
BNP Paribas SA
4/9/01	5.75	100,000,000	100,001,068
Danske Bank AS
4/30/01	5.46	35,000,000	35,002,830
5/29/01	5.26	25,000,000	25,000,610
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Deutsche Bank AG
8/20/01	5.21%	$ 80,000,000	$ 80,000,000
Dresdner Bank AG
6/20/01	6.25	140,000,000	140,000,000
6/29/01	6.07	100,000,000	100,000,000
Halifax PLC
3/5/01	6.27	100,000,000	100,001,075
3/5/01	6.34	100,000,000	100,000,000
5/14/01	5.31	125,000,000	125,000,000
6/29/01	6.07	25,000,000	25,000,000
ING Bank NV
3/20/01	6.61	45,000,000	45,000,000
Norddeutsche Landesbank Girozentrale
5/4/01	7.15	100,000,000	100,000,000
5/8/01	5.30	25,000,000	25,000,000
5/23/01	5.28	20,000,000	20,000,455
RaboBank Nederland Coop. Central
7/16/01	5.25	100,000,000	99,978,378
Westdeutsche Landesbank Girozentrale
5/2/01	6.64	100,000,000	100,000,000
			2,520,985,137
New York Branch, Yankee Dollar, Foreign Banks - 11.8%
Barclays Bank PLC
3/1/01	5.57 (b)	65,000,000	64,985,075
Bayerische Landesbank Girozentrale
3/27/01	6.35	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
3/1/01	5.62 (b)	50,000,000	49,990,507
3/19/01	6.42	45,000,000	45,000,000
3/20/01	6.42	135,000,000	135,000,000
Commerzbank AG
3/19/01	6.62	85,000,000	85,000,000
Credit Agricole Indosuez
4/9/01	5.43	100,000,000	100,000,000
5/4/01	5.08	125,000,000	125,000,000
Dexia Bank SA
5/25/01	5.41	50,000,000	50,000,000
Merita Bank PLC
3/12/01	6.70	80,000,000	80,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
National Westminster Bank PLC
3/6/01	5.50%	$ 25,000,000	$ 25,000,000
3/30/01	5.55	160,000,000	160,000,000
Royal Bank of Canada
3/1/01	5.62 (b)	100,000,000	99,985,150
5/3/01	7.10	75,000,000	74,996,327
Societe Generale
3/21/01	5.50 (b)	50,000,000	49,986,027
Svenska Handelsbanken AB
5/2/01	7.01	125,000,000	124,997,990
5/16/01	7.35	25,000,000	25,000,491
Toronto Dominion Bank
5/21/01	5.32	50,000,000	50,000,000
			1,444,941,567
TOTAL CERTIFICATES OF DEPOSIT			4,095,926,704
Commercial Paper - 48.8%

Alliance & Leicester PLC
5/8/01	5.33	50,000,000	49,503,222
5/21/01	6.61	10,000,000	9,856,000
American General Finance Corp.
5/9/01	5.37	25,000,000	24,746,042
Amsterdam Funding Corp.
3/2/01	5.52	50,000,000	49,992,361
3/6/01	5.52	45,000,000	44,965,625
3/7/01	5.52	25,000,000	24,977,083
3/15/01	5.52	50,000,000	49,893,250
3/20/01	6.37	50,000,000	49,834,542
3/23/01	5.50	25,000,000	24,916,431
3/28/01	5.47	95,000,000	94,613,113
4/2/01	5.45	25,000,000	24,879,778
4/4/01	5.45	45,000,000	44,769,650
ANZ (Delaware), Inc.
3/7/01	6.61	40,000,000	39,956,667
Aspen Funding Corp.
5/14/01	5.31	45,000,000	44,515,300
8/21/01	5.10	20,000,000	19,521,847
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Associates Corp. of North America
3/1/01	6.66%	$ 30,000,000	$ 30,000,000
Associates First Capital BV
4/25/01	5.42	35,000,000	34,713,924
AT&T Corp.
3/5/01	7.23	30,000,000	29,976,333
3/8/01	7.25	30,000,000	29,958,467
3/14/01	5.56 (b)	36,000,000	35,961,255
3/19/01	5.61 (b)	50,000,000	50,000,000
Bradford & Bingley Building Society
3/19/01	6.43	10,000,000	9,968,350
CBA Finance, Inc.
3/12/01	6.62	75,000,000	74,851,156
Centric Capital Corp.
3/12/01	5.51	50,000,000	49,916,125
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/6/01	5.53	25,000,000	24,980,903
3/8/01	5.52	50,000,000	49,946,528
3/12/01	5.54	100,000,000	99,831,333
3/20/01	5.65	24,974,000	24,900,188
3/27/01	5.49	100,000,000	99,605,667
Citicorp
3/26/01	5.45	45,000,000	44,830,938
4/10/01	5.34	25,000,000	24,852,500
ConAgra Foods, Inc.
3/8/01	5.98	21,000,000	20,975,704
3/9/01	6.02	10,000,000	9,986,689
3/9/01	6.03	10,000,000	9,986,667
4/11/01	5.76	40,000,000	39,739,422
Corporate Asset Funding Co.
3/27/01	5.46	55,000,000	54,784,308
3/28/01	5.47	80,000,000	79,674,200
4/26/01	5.37	25,000,000	24,793,500
Corporate Receivables Corp.
3/5/01	6.59	15,000,000	14,989,200
3/20/01	5.59	50,000,000	49,853,806
5/10/01	5.32	30,000,000	29,693,750
5/16/01	5.32	50,000,000	49,445,833
5/21/01	5.31	75,000,000	74,117,438
CXC, Inc.
3/9/01	6.62	25,000,000	24,963,889
5/10/01	5.32	10,000,000	9,897,917
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
CXC, Inc. - continued
5/11/01	5.31%	$ 60,000,000	$ 59,379,933
5/25/01	5.28	150,000,000	148,154,792
5/29/01	5.29	10,000,000	9,870,950
Daimler-Chrysler North America Holding Corp.
3/2/01	6.71	15,000,000	14,997,296
3/5/01	6.70	20,000,000	19,985,378
3/5/01	6.71	105,000,000	104,924,225
Delaware Funding Corp.
4/6/01	5.45	18,770,000	18,668,642
Deutsche Bank Financial, Inc.
5/11/01	5.46	320,000,000	316,610,928
Dexia CLF Finance Co.
3/7/01	6.63	150,000,000	149,837,250
Edison Asset Securitization LLC
3/5/01	6.38	55,000,000	54,961,439
3/9/01	6.28	95,000,000	94,868,900
3/23/01	5.59	50,000,000	49,830,722
3/27/01	5.46	19,764,000	19,686,635
3/28/01	5.54	5,000,000	4,979,413
4/6/01	5.42	24,997,000	24,862,766
4/11/01	5.40	92,000,000	91,439,439
4/13/01	5.36	35,000,000	34,777,594
4/20/01	5.37	95,000,000	94,298,056
Enterprise Funding Corp.
3/23/01	5.51	55,828,000	55,641,038
3/30/01	6.48	9,373,000	9,324,903
Falcon Asset Securitization Corp.
3/14/01	5.51	33,610,000	33,543,368
3/14/01	5.59	50,000,000	49,899,792
3/15/01	5.51	50,000,000	49,893,250
3/26/01	5.49	35,000,000	34,867,535
Ford Motor Credit Co.
3/20/01	6.35	25,000,000	24,917,535
3/20/01	6.43	35,000,000	34,883,071
Fortis Funding LLC
5/2/01	5.32	50,000,000	49,547,917
GE Capital International Funding, Inc.
5/8/01	5.32	55,000,000	54,453,544
General Electric Capital Corp.
3/12/01	6.64	100,000,000	99,802,611
4/11/01	5.53	50,000,000	49,688,514
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Corp. - continued
5/7/01	5.44%	$ 30,000,000	$ 29,700,733
6/4/01	5.25	55,000,000	54,249,632
General Electric Capital Services, Inc.
3/19/01	6.40	35,000,000	34,889,750
General Motors Acceptance Corp.
3/1/01	6.64	85,000,000	85,000,000
5/21/01	5.32	30,000,000	29,645,625
5/29/01	5.18	65,000,000	64,178,851
6/12/01	5.31	65,000,000	64,029,225
Heller Financial, Inc.
3/22/01	6.14	15,000,000	14,946,625
3/26/01	6.13	10,000,000	9,957,639
4/24/01	6.11	15,000,000	14,863,875
5/1/01	6.19	10,000,000	9,896,639
5/7/01	6.23	10,000,000	9,885,914
5/8/01	6.23	10,000,000	9,884,211
Jupiter Securitization Corp.
3/5/01	6.63	10,000,000	9,992,756
3/20/01	5.73	15,000,000	14,955,113
3/22/01	5.54	99,493,000	99,173,213
3/26/01	5.65	32,535,000	32,408,475
4/12/01	5.52	13,224,000	13,139,763
4/23/01	5.53	20,340,000	20,176,500
5/10/01	5.33	16,700,000	16,529,196
5/14/01	5.32	30,395,000	30,066,987
5/16/01	5.34	20,000,000	19,777,489
Kitty Hawk Funding Corp.
4/11/01	5.42	20,187,000	20,063,540
Lehman Brothers Holdings, Inc.
8/8/01	5.43	50,000,000	48,828,000
Lloyds TSB Bank PLC
6/25/01	6.08	30,000,000	29,429,667
Lower Colorado River Auth. Rev.
3/8/01	6.01	55,000,000	55,000,000
Nordbanken, North America, Inc.
5/7/01	5.32	50,000,000	49,511,458
Park Avenue Receivables Corp.
3/15/01	5.52	43,676,000	43,582,582
PHH Corp.
3/9/01	6.23	35,000,000	34,951,778
3/12/01	6.50	15,000,000	14,970,438
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
PHH Corp. - continued
3/12/01	6.54%	$ 10,000,000	$ 9,980,169
Preferred Receivables Funding Corp.
3/28/01	5.52	51,500,000	51,287,949
4/2/01	5.45	182,492,000	181,613,605
Qwest Capital Funding, Inc.
3/20/01	6.42	23,000,000	22,922,918
3/27/01	6.41	5,000,000	4,977,069
5/7/01	6.46	13,000,000	12,846,365
Salomon Smith Barney Holdings, Inc.
4/11/01	5.54	25,000,000	24,843,972
Santander Finance, Inc.
6/12/01	5.25	65,000,000	64,040,383
8/6/01	5.18	43,000,000	42,046,953
Sears Roebuck Acceptance Corp.
3/6/01	7.39	10,000,000	9,989,931
3/22/01	6.77	30,000,000	29,882,750
5/15/01	6.19	10,000,000	9,872,917
5/22/01	6.19	10,000,000	9,861,056
Svenska Handelsbanken, Inc.
3/19/01	5.52	77,000,000	76,788,442
Triple-A One Funding Corp.
3/16/01	5.52	17,639,000	17,598,577
Tyco International Group SA
5/1/01	6.23	20,000,000	19,792,261
5/7/01	6.23	11,000,000	10,874,505
5/9/01	6.20	24,000,000	23,719,400
5/24/01	6.16	11,000,000	10,844,717
UBS Finance, Inc.
3/26/01	6.62	110,000,000	109,505,764
3/30/01	6.62	50,000,000	49,739,403
5/25/01	6.61	110,000,000	108,340,375
Variable Funding Capital Corp.
3/12/01	5.54 (b)	30,000,000	30,000,000
3/14/01	6.45	40,000,000	39,908,278
4/20/01	5.40	35,000,000	34,739,931
5/24/01	5.28	50,000,000	49,392,167
Ventures Business Trust
3/7/01	6.50	40,000,000	39,957,333
Wells Fargo & Co.
3/2/01	6.50	25,000,000	24,995,549
3/9/01	6.55	30,000,000	29,957,067
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Windmill Funding Corp.
3/20/01	5.52%	$ 50,000,000	$ 49,854,993
3/22/01	5.62	75,000,000	74,756,313
3/28/01	5.52	63,695,000	63,432,736
TOTAL COMMERCIAL PAPER			5,984,783,859
Federal Agencies - 1.6%

Fannie Mae - 0.8%
Discount Notes - 0.8%
5/9/01	5.21	100,000,000	99,012,917
Student Loan Marketing Assoc - 0.8%
Discount Notes - 0.8%
6/29/01	5.70	100,000,000	98,150,000
TOTAL FEDERAL AGENCIES			197,162,917
Bank Notes - 2.1%

American Express Centurion Bank
3/5/01	5.54 (b)	20,000,000	20,000,000
Bank One NA, Chicago
3/19/01	6.62	50,000,000	50,000,000
5/2/01	6.64	75,000,000	75,000,000
5/24/01	5.43	23,000,000	23,000,000
6/4/01	5.35	40,000,000	40,000,000
6/25/01	5.38	23,000,000	23,000,000
Comerica Bank
3/1/01	5.64 (b)	30,000,000	29,998,308
TOTAL BANK NOTES			260,998,308
Master Notes - 0.3%

Goldman Sachs Group, Inc.
4/23/01	5.46 (c)	30,000,000	30,000,000
Medium-Term Notes - 3.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Associates Corp. of North America
3/29/01	6.44% (b)	$ 100,000,000	$ 100,000,000
Bank of Scotland Treasury Services PLC
4/25/01	5.67 (b)	20,000,000	20,025,809
CIT Group, Inc.
3/1/01	5.61 (b)	50,000,000	49,994,950
General Motors Acceptance Corp.
3/28/01	5.32 (b)	50,000,000	49,992,751
General Motors Acceptance Corp. Mortgage Credit
3/1/01	5.68	30,000,000	30,000,000
3/1/01	5.77	30,000,000	30,000,000
4/2/01	5.35	60,000,000	59,715,951
Merrill Lynch & Co., Inc.
3/5/01	5.53 (b)	50,000,000	49,999,548
3/20/01	5.61 (b)	50,000,000	50,000,000
URI Trust 2000-1
3/19/01	6.60 (b)(c)	27,000,000	27,000,000
TOTAL MEDIUM-TERM NOTES			466,729,009
Short-Term Notes - 3.4%

Jackson National Life Insurance Co.
4/1/01	6.56 (b)(c)	36,000,000	36,000,000
Monumental Life Insurance Co.
3/1/01	5.77 (b)(c)	10,000,000	10,000,000
3/1/01	5.80 (b)(c)	45,000,000	45,000,000
New York Life Insurance Co.
3/1/01	6.82 (b)(c)	25,000,000	25,000,000
4/1/01	6.53 (b)(c)	35,000,000	35,000,000
4/1/01	6.62 (b)(c)	25,000,000	25,000,000
Pacific Life Insurance Co.
3/8/01	6.68 (b)(c)	10,000,000	10,000,000
RACERS Series 00 10MM,
3/22/01	5.59 (a)(b)	50,000,000	50,000,000
SMM Trust 2000 A
3/13/01	5.59 (b)(c)	86,000,000	86,000,000
SMM Trust 2000 E
3/14/01	5.59 (a)(b)	35,000,000	35,000,000
Transamerica Occidental Life Insurance Co.
3/1/01	5.70 (b)(c)	55,000,000	55,000,000
TOTAL SHORT-TERM NOTES			412,000,000
Time Deposits - 1.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bayerische Hypo-und Vereinsbank AG
3/1/01	5.55%	$ 210,000,000	$ 210,000,000
Repurchase Agreements - 4.5%
	Maturity Amount
In a joint trading account (U.S. Government Obligations) dated 2/28/01 due 3/1/01 At 5.5%	$ 817,125	817,000
With:
Chase Securities, Inc. At 5.66%, dated 2/28/01 due 3/1/01:
(Commercial Paper Obligations) (principal amount $103,125,000) 5.03% - 5.19%, 5/4/01 - 5/23/01	100,015,722	100,000,000
(Corporate Obligations) (principal amount $49,150,000) 0% - 7.85%, 8/1/01 - 7/15/29	46,007,232	46,000,000
Deutsche Bank Securities, Inc. At 5.64%, dated 2/28/01 due 3/1/01 (Corporate Obligations) (principal amount $233,803,849) 5.49% - 10.98%, 8/15/01 - 4/25/31	205,032,117	205,000,000
Salomon Smith Barney At 5.63%, dated 2/28/01 due 3/1/01 (Commercial Paper Obligations) (principal amount $200,293,000) 0% - 6.33%, 3/1/01 - 3/30/01	196,030,666	196,000,000
TOTAL REPURCHASE AGREEMENTS		547,817,000
TOTAL INVESTMENT PORTFOLIO - 99.6%	12,205,417,797
NET OTHER ASSETS - 0.4%	47,355,222
NET ASSETS - 100%	$ 12,252,773,019
Total Cost for Income Tax Purposes $ 12,205,417,797
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $85,000,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc. 5.46%, 4/23/01	2/22/01	$ 30,000,000
Jackson National Life Insurance Co. 6.56%, 4/1/01	7/6/99	$ 36,000,000
Monumental Life Insurance Co.: 5.77%, 3/1/01	7/31/98	$ 10,000,000
5.80%, 3/1/01	3/12/99	$ 45,000,000
New York Life Insurance Co.: 6.53%, 4/1/01	7/13/00	$ 35,000,000
6.62%, 4/1/01	12/20/00	$ 25,000,000
6.82%, 3/1/01	8/28/00	$ 25,000,000
Pacific Life Insurance Co. 6.68%, 3/8/01	9/8/00	$ 10,000,000
SMM Trust 2000 A 5.59%, 3/13/01	9/7/00	$ 86,000,000
Transamerica Occidental Life Insurance Co. 5.70%, 3/1/01	4/28/00	$ 55,000,000
URI Trust 2000-1 6.60%, 3/19/01	12/15/00	$ 27,000,000
Income Tax Information

At August 31, 2000, the fund had a capital loss carryforward of approximately $304,000 of which $139,000, $42,000, $73,000, $1,000 and $49,000 will expire on August 31, 2002, 2004, 2005, 2006 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $547,817,000) - See accompanying schedule		$ 12,205,417,797
Cash		1,879
Receivable for fund shares sold		74,629,881
Interest receivable		66,424,259
Other receivables		129
Total assets		12,346,473,945
Liabilities
Payable for investments purchased	$ 59,715,951
Payable for fund shares redeemed	29,626,164
Distributions payable	412,184
Accrued management fee	3,868,585
Other payables and accrued expenses	78,042
Total liabilities		93,700,926
Net Assets		$ 12,252,773,019
Net Assets consist of:
Paid in capital		$ 12,252,897,284
Accumulated net realized gain (loss) on investments		(124,265)
Net Assets, for 12,252,825,274 shares outstanding		$ 12,252,773,019
Net Asset Value, offering price and redemption price per share ($12,252,773,019 ÷ 12,252,825,274 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2001 (Unaudited)
Investment Income Interest		$ 362,272,139
Expenses
Management fee	$ 22,999,668
Non-interested trustees' compensation	14,702
Total expenses before reductions	23,014,370
Expense reductions	(2,451,512)	20,562,858
Net investment income		341,709,281
Net Realized Gain (Loss) on Investments		273,024
Net increase in net assets resulting from operations		$ 341,982,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2001 (Unaudited)	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 341,709,281	$ 596,577,799
Net realized gain (loss)	273,024	(142,353)
Net increase (decrease) in net assets resulting from operations	341,982,305	596,435,446
Distributions to shareholders from net investment income	(341,709,281)	(596,577,799)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,436,580,419	18,811,440,179
Reinvestment of distributions from net investment income	341,254,169	596,372,134
Cost of shares redeemed	(5,767,751,656)	(19,475,728,245)
Net increase (decrease) in net assets and shares resulting from share transactions	2,010,082,932	(67,915,932)
Total increase (decrease) in net assets	2,010,355,956	(68,058,285)
Net Assets
Beginning of period	10,242,417,063	10,310,475,348
End of period	$ 12,252,773,019	$ 10,242,417,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2001	Years ended August 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.031	.058	.049	.053	.052	.053
Less Distributions
From net investment income	(.031)	(.058)	(.049)	(.053)	(.052)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.13%	5.91%	4.97%	5.46%	5.37%	5.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 12,253	$ 10,242	$ 10,310	$ 7,922	$ 6,227	$ 5,327
Ratio of expenses to average net assets	.42% A	.42%	.42%	.42%	.42%	.37% D
Ratio of expenses to average net assets after expense reductions	.38% A, E	.38% E	.38% E	.39% E	.39% E	.34% E
Ratio of net investment income to average net assets	6.23% A	5.75%	4.85%	5.33%	5.21%	5.31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2001 (Unaudited)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

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Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $384,000,000 or 3.1% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain

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levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $6,729,000. The weighted average interest rate was 6.67%. Interest earned from the interfund lending program amounted to $1,247 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,451,512 under these arrangements.

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria C. Dwyer, Deputy Treasurer
Stanley N. Griffith,
Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RMM-SANN-0401 129539
1.700934.103